Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 6. Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	June 30, 2015	December 31, 2014
Building	$37,871	$36,228
Machinery and equipment	94,770	76,497
Office equipment and software	4,347	2,868
Vehicles	1,528	1,412
Furniture and fixtures	1,534	1,651
Total property, plant and equipment	140,050	118,656
Accumulated depreciation and amortization	(33,484)	(31,646)
Net value of property and equipment	106,566	87,010
Land	19,774	16,970
Total property, plant and equipment, net	$126,340	$103,980

Depreciation and amortization expense, inclusive of capital lease amortization, for the three month periods ended June 30, 2015 and 2014 was $2,745 and $3,020, respectively, and for the six month periods ended June 30, 2015 and 2014 was $5,246 and $4,972 respectively.

Note 10. Property, Plant and Equipment

Property, plant and equipment comprises the following:

	December 31, 2014	December 31, 2013
Building	$36,228	$34,710
Machinery and equipment	76,497	61,539
Office equipment and software	2,868	3,221
Vehicles	1,412	1,193
Furniture and fixtures	1,651	1,888
Total property, plant and equipment	118,656	102,551
Accumulated depreciation and amortization	(31,646)	(27,403)
Net value of property and equipment	87,010	75,148
Land	16,970	12,234
Total property, plant and equipment, net	$103,980	$87,382

Depreciation and amortization expense inclusive of capital lease amortization was $8,542 and $7,238 for the years ended December 31, 2014 and 2013.
In the year ended December 31, 2014 the Company purchased land adjacent to the Company’s current facilities for approximately $6.1 million and purchased land and warehouses in Miami-Dade County, Florida for approximately $5.2 million. These purchases bring the Company’s total manufacturing facilities to approximately 2.5 million square feet.